Dividends (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			3 Months Ended												12 Months Ended													12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Ordinary Shares	Sep. 30, 2013 Ordinary Shares	Jun. 30, 2013 Ordinary Shares	Mar. 31, 2013 Ordinary Shares	Dec. 31, 2012 Ordinary Shares	Sep. 30, 2012 Ordinary Shares	Jun. 30, 2012 Ordinary Shares	Mar. 31, 2012 Ordinary Shares	Dec. 31, 2011 Ordinary Shares	Sep. 30, 2011 Ordinary Shares	Jun. 30, 2011 Ordinary Shares	Mar. 31, 2011 Ordinary Shares	Dec. 31, 2013 Series C preference ordinary shares		Dec. 31, 2012 Series C preference ordinary shares		Dec. 31, 2011 Series C preference ordinary shares		Dec. 31, 2013 Series D preference ordinary shares		Dec. 31, 2012 Series D preference ordinary shares		Dec. 31, 2011 Series D preference ordinary shares		Oct. 25, 2013 Series D preference ordinary shares	Dec. 31, 2013 Series E preference ordinary shares		Dec. 31, 2012 Series E preference ordinary shares		Dec. 31, 2011 Series E preference ordinary shares		Feb. 21, 2014 Subsequent Event Series D preference ordinary shares	Feb. 21, 2014 Subsequent Event Series E preference ordinary shares
Dividends Paid [Line Items]
Preferred stock outstanding, shares																				0
Dividends per share paid on ordinary shares	$ 0.56	$ 0.44	$ 0.44	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.11	$ 0.11	$ 0.11	$ 0.11	$ 0.11	$ 0.11	$ 0.11	$ 0.11
Dividends on preference ordinary shares																$ 0	[1]	$ 0	[1]	$ 5.3	[1]	$ 12.3	[2],[3]	$ 14.0	[2],[3]	$ 0	[2],[3]		$ 65.1	[4]	$ 65.1	[4]	$ 66.2	[4]
Dividends declared and payable per share																												$ 8.5957							$ 8.3946	$ 32.50

[1]	At December 31, 2013, 2012 and 2011, no Series C preference ordinary shares were outstanding.
[2]	On October 25, 2013, the Company announced that the Board of Directors of XL-Cayman resolved to pay a dividend of $8.5957 per share on XL-Cayman’s Series D Preference Ordinary Shares. The dividend was paid on January 15, 2014 to all shareholders of record as of January 1, 2014.
[3]	On February 21, 2014, the Company announced that the Board of Directors of XL-Cayman resolved to pay a dividend of $8.3946 per share on XL-Cayman’s Series D Preference Ordinary Shares. The dividend will be paid on April 15, 2014 to all shareholders of record as of April 1, 2014.
[4]	On February 21, 2014, the Company announced that the Board of Directors of XL-Cayman resolved to pay a dividend of $32.50 per share on XL-Cayman’s Series E Preference Ordinary Shares. The dividend will be paid on April 15, 2014 to all shareholders of record as of April 1, 2014.